Leases	12 Months Ended
Dec. 31, 2020
Leases
Leases

22.  Leases

The Company leases office and laboratory facilities of 4,795 square meters at Zernikedreef in Leiden, the Netherlands, where our headquarters and our laboratories are located. The current lease agreement for these facilities terminates on June 30, 2031 and may be renewed for subsequent 5-year terms. The lease agreement contains no significant dismantling requirements.

The lease liability and the corresponding right-of-use asset for the Leiden office and laboratory facilities initially recognized on January 1, 2019 both amounted to € 2,359,000. In September 2019, the lease agreement was modified, resulting in a reduction in the carrying amount of the right-of-use asset of € 566,000 and a reduction in the lease liability of € 590,000. The modification consisted of a change in the termination date from December 31, 2020 to June 30, 2020, as a result of the new lease commencing on July 1, 2020.

A new 10-year lease agreement for the Leiden office and laboratory facilities was accounted for as of commencement date July 1, 2020.   This 10-year period was extended by 1 year to an 11-year period in December 2020. The lease contract may be extended for subsequent 5-year periods. As the Company is not reasonably certain to exercise these extension options, these are not included in the lease term.

The lease liability and the corresponding right-of-use asset for this new lease contract, initially recognized on July 1, 2020, amounted to €16,203,000 and € 16,332,000, respectively. The original 10-year period was extended by 1 year to an 11-year period in December 2020. This modification resulted in an increase in the carrying amounts of the lease liability and the right-of-use asset of € 1,260.

The following table summarizes the relevant disclosures in relation to our leases in 2020 and 2019:

	2020	2019
	(€ in thousands)	(€ in thousands)
Depreciation charge for right-of-use asset	1,422	1,187
Interest expense on lease liability	409	48
Expense relating to short-term leases	141	189
Total cash outflow for leases	1,014	1,310
Additions to right-of-use assets during the period	17,591	—

The carrying amount of the right-of-use asset at the end of the reporting period is disclosed in note 7 Property, Plant & Equipment.

A maturity analysis of our lease liability is included in note 5 Financial Risk Management under (c) Liquidity risk. The total undiscounted commitment for the new lease agreement to which the Company had committed at December 31, 2020 amounts to € 21,825,000. This amount does not include potential commitments that may arise from contractual extension options, as the Company is not reasonably certain that any extension options will be exercised.

The lease expenditure charged to the income statement in 2018 amounted to € 1,813,000.

The Company leased out a part of its office in the U.S. and the Netherlands during early 2018. In 2020 and 2019, total sublease income amounted to € nil  (2018: € 174,000). In 2018, sublease income was recorded in other income.